Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2023
Trade and other payables
Schedule of trade and other payables

	2023	2022
	€m	€m
Included within non-current liabilities
Other payables	520	452
Accruals	48	28
Contract liabilities	500	530
Derivative financial instruments[1]	1,116	1,506
	2,184	2,516
Included within current liabilities
Trade payables	7,662	7,327
Amounts owed to associates and joint ventures	329	40
Other taxes and social security payable	1,013	1,114
Other payables	2,080	2,032
Accruals[2]	4,814	6,991
Contract liabilities	2,043	1,991
Derivative financial instruments[1]	306	166
	18,247	19,661

Notes:

1

Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

2	Includes €nil (2022: €1,434 million) payable in relation to the irrevocable and non-discretionary share buyback programmes.